Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 407,946,080.17
Previously Paid Amount	0.00
Total Fee Amount	56,337.35
Total Offset Amount	0.00
Net Fee	$ 56,337.35